Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 127,032	$ 108,523
Accounts receivable, net of allowance of $30,789 (December 31, 2017 - $28,709)	455,232	382,542
Contract assets (note 21)	99,468	104,737
Income tax recoverable	13,090	13,815
Prepaid expenses and other current assets	65,491	54,741
Total current assets	760,313	664,358
Other receivables	12,088	10,136
Contract assets (note 21)	10,964	7,104
Other assets (note 6)	60,713	55,496
Fixed assets (note 7)	93,483	83,899
Deferred income tax, net (note 14)	34,195	48,401
Intangible assets (note 8)	497,930	183,036
Goodwill (note 9)	887,894	455,130
Total noncurrent assets	1,597,267	843,202
Total assets	2,357,580	1,507,560
Current liabilities
Accounts payable and accrued expenses	240,513	227,087
Accrued compensation	469,563	419,635
Income tax payable	30,034	21,414
Contract liabilities (note 21)	39,635	35,423
Long-term debt - current (note 10)	1,834	2,426
Contingent acquisition consideration - current (note 18)	17,122	18,657
Total current liabilities	798,701	724,642
Long-term debt - non-current (note 10)	670,289	247,467
Contingent acquisition consideration (note 18)	76,743	31,643
Deferred rent	27,137	24,469
Other liabilities	21,826	11,792
Deferred income tax, net (note 14)	27,550	19,044
Total noncurrent liabilities	823,545	334,415
Redeemable non-controlling interests (note 11)	343,361	145,489
Shareholders' equity
Common shares (note 12)	415,805	406,984
Contributed surplus	54,717	50,219
Deficit	(21,751)	(115,489)
Accumulated other comprehensive loss	(61,218)	(43,157)
Total Company shareholders' equity	387,553	298,557
Non-controlling interests	4,420	4,457
Total shareholders' equity	391,973	303,014
Total liabilities and shareholders' equity	2,357,580	1,507,560
Commitments and contingencies (notes 12, 19 and 24)